General information	12 Months Ended
Dec. 31, 2024
General information [Abstract]
General information
1. General information
Lifezone Metals Limited ("Lifezone Metals") is a limited company incorporated and domiciled in the Isle of Man, whose ordinary shares are publicly traded on the New York Stock Exchange ("NYSE") since July 6, 2023, under the trading symbol LZM. Lifezone's warrants trade on the NYSE under the symbol LZMW.
Lifezone Metals registered office is located at 2nd Floor, St George’s Court, Upper Church Street, Douglas, IM1 1EE, Isle of Man. The consolidated financial statements of Lifezone Metals for the year ended December 31, 2024, were authorized for release in accordance with a resolution of the Directors of Lifezone Metals on April 9, 2025.
Business Overview
Lifezone Metals together with all of its controlled subsidiaries (“Lifezone”) is committed to delivering cleaner and more responsible metals production and recycling. Through the application of our Hydromet Technology, we offer the potential for lower energy consumption, lower emissions and lower cost metals production compared to traditional smelting.
Our Kabanga Nickel Project in Tanzania is believed to be one of the world's largest and highest-grade undeveloped nickel sulfide deposits. By pairing it with our Hydromet Technology, we are working to unlock a new source of London Metal Exchange ("LME") grade nickel, copper and cobalt for the global battery metals markets, to empower Tanzania to achieve full in-country value creation and become the next premier source of Class 1 nickel.
Through our US-based recycling partnership, we are working to demonstrate that our Hydromet Technology can process and recover Platinum Group Metals ("PGM") from responsibly sourced spent Automotive Catalytic Converters ("Autocats"). Our process is expected to be cleaner and more energy efficient than conventional smelting and refining methods, enabling the circular economy for precious metals.
Information on Lifezone's group of companies is provided in Note 2.1.
Hydromet Technology Overview
Lifezone’s Hydromet Technology is amenable to processing and refining metals from sulfide minerals containing nickel, copper, cobalt, platinum, palladium, rhodium and gold. As of December 31, 2024, Lifezone has been granted or issued 162 patents and has 99 applications in progress in a total of 93 countries relating to Lifezone’s suite of Hydromet Technology and associated processes. These are categorized into six families of principal patents.

Compared to traditional pyrometallurgical smelting and refining technologies, Lifezone’s Hydromet Technology is expected to produce less carbon dioxide emissions per ton of metal produced with zero sulfur dioxide emissions, be more capital and operating cost efficient, have faster processing times and enable fully traceable refined LME-grade metals to enable enhanced supply chain transparency.
On July 18, 2023, Lifezone acquired Simulus Group Pty Ltd ("Simulus"), a leading hydrometallurgical laboratory and engineering company located in Perth, Australia. Prior to the acquisition, Simulus generated revenue by providing external hydrometallurgical test work and engineering services to a broad range of clients in the mining industry, including Lifezone. As of December 31, 2024, the primary activity at the Simulus laboratory has been the construction and operation of two hydromet pilot plants at its premises in Perth, that will substantiate the applicability of Lifezone’s Hydromet Technology for its two core commercial projects, the Kabanga Nickel Project and the recycling of PGM from salvaged Autocats.
Lifezone is focused on commercializing its Hydromet Technology across the metals and mining industry. Research and development are continuous alongside the broadening of Lifezone’s intellectual property portfolio through applications for additional patents to be applied to new opportunities in other metal groups and deposit types. Lifezone seeks to ensure that its Hydromet Technology remains protected through patent applications. In addition, Simulus is expected to have capacity in the future to provide revenue-generating bespoke test work and engineering services for external clients.
Kabanga Nickel Project
Lifezone’s primary metals asset is the Kabanga deposit in north-west Tanzania. Approximately 340 kilometers from Kabanga, a refinery is anticipated to be constructed that will utilize Lifezone’s Hydromet Technology to unlock a new source of fully traceable LME-grade nickel, copper and cobalt for the global battery metals markets, to empower Tanzania to achieve full in-country value creation and become the next premier source of Class 1 nickel. The refinery is expected to be located at a brownfield site in Kahama with existing infrastructure, a trained workforce and nearby rail, roads and airstrip. The results of the ongoing study work for the Kabanga Nickel Project are expected to be completed in mid-year 2025.
In October 2021, the Government of Tanzania issued the Special Mining Licence over the Kabanga deposit area, and on March 19, 2024, a Refining License was issued at the proposed refinery location in Kahama. The Government of Tanzania is a 16% shareholder in the Kabanga Nickel Project with a non-dilutable interest via its holding in Tembo Nickel Corporation Limited ("TNCL"). The remaining 84% in TNCL is owned by Kabanga Nickel Limited ("KNL"), a private limited company incorporated under the laws of England and Wales, whose shareholders are Lifezone (83.0%) and BHP Billiton (UK) DDS Limited ("BHP"), a UK based subsidiary of BHP Group Limited (17.0%) – the largest mining company in the world by market capitalization.
Lifezone is engaged in commercial discussions with global customers to monetize its portion of marketing rights with an offtake transaction. The end users of finished products from Kabanga are expected to be involved in the supply chain of battery EVs that will support the global energy transition towards decarbonization.
Platinum, palladium and rhodium recycling project in the United States
Lifezone’s Hydromet Technology intellectual property was initially conceived from test work on PGM mineral concentrates, and it’s first test work and scoping study was undertaken in 2014 to demonstrate the successful recovery of PGM from spent Autocats. Today, over 20% of the global PGM supply is derived from the secondary Autocats recycling market.
Recycling is expected to play an important role as an alternative supply of critical metals. However, current recycling practices, involving conventional smelting and refining, compound the carbon dioxide and sulfur emissions intensity of metal units. Through the application of its Hydromet Technology, Lifezone intends to break this energy-intensive and pollutive recycling chain by providing a cleaner, lower-emissions and responsibly sourced recycling solution.
Through Lifezone’s partnership with Glencore plc and its subsidiaries including Glencore Canada Corporation ("Glencore"), one of the world's largest globally diversified natural resource companies, Lifezone is evaluating the design and construction of a commercial-scale hydromet PGM recycling facility in the United States to recycle PGMs from Autocats.
In January 2024, Lifezone and Glencore each funded $1.5 million into a newly established US Lifezone group entity with proceeds designated towards the pilot program and the completion of a feasibility study currently underway at Simulus. The results are expected to demonstrate the effectiveness of Lifezone’s Hydromet Technology to recover and refine PGMs from Autocats which will form the basis of Glencore and Lifezone’s Final Investment Decision to construct the first Hydromet PGM recycling facility in the US. The feasibility study is expected to be completed in the first half of 2025. Following its initial $1.5 million investment, Glencore holds a 6% interest in the Project.
Background and basis for preparation
History and Organization
Lifezone Holdings Limited (“Lifezone Holdings”), an Isle of Man company was formed as a holding company for Lifezone Limited ("LZL"), a company limited by shares incorporated under the laws of the Isle of Man, and acquired 100% of the equity interest (including outstanding options and restricted stock units) in LZL on June 24, 2022, in consideration for issuing shares of Lifezone Holdings on a 1:1 basis to LZL shareholders at the time (following a 1:200 split of shares of LZL) (the “Lifezone Holdings Transaction”). Also, on June 24, 2022 (just prior to the Lifezone Holdings Transaction), the shareholders of KNL, other than LZL and BHP, exchanged their shares of KNL for shares of Lifezone Holdings on a 1:1 basis (the “Flip-Up”). The KNL options were also exchanged for options in Lifezone Holdings on a 1:1 basis as part of the Flip-Up.
As result of the Flip-Up, which was accounted for as a business combination under common control, LZL and KNL (together with its subsidiaries) are together viewed as the predecessors to Lifezone Holdings and its consolidated subsidiaries. As a result, the consolidated financial statements of Lifezone Holdings recognize the assets and liabilities received in the Lifezone Holdings Transaction and the Flip-Up at their historical carrying amounts, as reflected in the historical financial statements of LZL and KNL (together with its subsidiaries).
Lifezone Metals was incorporated on December 8, 2022, for the purpose of effectuating the Special Purpose Acquisition Company ("SPAC") Transaction discussed as below. Prior to the consummation of the SPAC Transaction, Lifezone Metals had no material assets and did not operate any businesses.
BHP Investments
On December 24, 2021, BHP invested $10 million in LZL and on December 24, 2021, KNL entered into a $40 million convertible loan agreement with BHP and LZL and BHP entered into the Lifezone Subscription Agreement in relation to the Kabanga Nickel Project. Following the conversion of the convertible loan on July 1, 2022, BHP held an 8.9% interest in KNL, reflected within Non-Controlling Interest ("NCI").
On October 14, 2022, BHP committed to invest a further $50 million in KNL in the form of equity under the T1B Subscription Agreement, the completion of which was subject to certain conditions. As at December 31, 2022, KNL assessed that all relevant closing conditions were substantially satisfied bringing BHP’s interest in KNL from 8.9% to 17.0%. Associated with this transaction, KNL paid $2.5 million equity issuance cost, with the liability to an investment bank accounted for as a payable in 2022.
In addition, a T2 Option Agreement was entered into between BHP, LZL and KNL in October 2022. BHP has the option to consummate a further investment in KNL, subject to the satisfaction of certain conditions, including the completion of, and agreement on, the Definitive Feasibility Study, agreement on the Joint Financial Model with the Government of Tanzania in respect of the Kabanga Nickel Project, the amendment of the articles of association of the TNCL Subsidiaries to remove the implied interest of the Government of Tanzania in the TNCL Subsidiaries and receipt of any necessary regulatory and tax approvals.
In the event the T2 Option Agreement is consummated, BHP would own a 60.7% majority stake in KNL and BHP would manage the development and operations of the project. The T2 option valuation price is based on 0.7 times the average net asset value of KNL, as assessed by three independent valuation experts. However, notwithstanding that BHP would own a majority of the shares of KNL, given the governance framework in the T2 Option Agreement, we expect that we would continue to have significant influence on the day-to-day operations of KNL
SPAC Transaction
On December 13, 2022, Lifezone and GoGreen Investments Corporation ("GoGreen"), a Cayman Islands exempted company under Section 4(a)(2) of the Securities Act and/or Regulation D, incorporated under the laws of the Cayman Islands and listed on the NYSE, entered into the business combination agreement ("BCA").
Lifezone, Lifezone Holdings and GoGreen consummated the SPAC Transaction pursuant to the BCA on July 6, 2023 (the “Closing” and the “Closing Date”). The transaction was unanimously approved by GoGreen’s Board of Directors and was approved at the Extraordinary General Meeting ("EGM") of GoGreen’s shareholders held on June 29, 2023. GoGreen’s shareholders also voted to approve all the other proposals presented at the EGM. As a result of the SPAC Transaction, Aqua Merger Sub, a company registered in The Cayman Islands, as the surviving entity after the SPAC Transaction, and Lifezone Holdings each became wholly owned subsidiaries of Lifezone. As Lifezone Holdings shareholders hold the majority of shares in the combined entity post the acquisition, and as Lifezone Holdings’s key management personnel continue to direct the combined business and Lifezone Holdings’s former shareholder control the board composition, Lifezone is considered the accounting acquirer.
The SPAC Transaction was accounted for as a capital reorganization ("Reorganization"). Under this method of accounting, GoGreen was treated as the “acquired” company for financial reporting purposes, with Lifezone being the accounting acquirer and accounting predecessor. Accordingly, the Reorganization was treated as the equivalent of Lifezone issuing shares at Closing of the Reorganization for the net assets of GoGreen. This was accompanied by a recapitalization via a Private Investment in Public Equity ("PIPE") transaction, which raised $70.2 million of gross proceeds.
The Reorganization, which is not within the scope of IFRS 3 - Business Combinations since GoGreen did not meet the definition of a business in accordance with IFRS 3, was accounted for as a share-based payment transaction within the scope of IFRS 2 - Share-based Payment. Accordingly, pursuant to IFRS 2, Lifezone recorded a one-time non-cash expense of $76.9 million recognized as a SPAC Transaction expense, based on the excess of the fair value of Lifezone shares issued at a value of $10 per share over the fair value of GoGreen’s identifiable net assets acquired.
GoGreen’s net assets as of July 6, 2023, prior to the Closing of the SPAC Transaction predominantly comprised of cash and cash equivalents, less current liabilities, which are together considered the fair value of GoGreen’s identifiable net assets. In accordance with IFRS 2 paragraph 10, the net assets of GoGreen will be stated at fair value, with no goodwill or other intangible assets recorded and any excess of fair value of Lifezone shares issued over the fair value of GoGreen’s identifiable net assets acquired represents compensation for the service of a stock exchange listing of its shares, shown as SPAC Transaction expenses below.

	Shares issued at Closing	Fair value per Share	Fair value of shares at closing date
			$
Previous GoGreen Sponsor shareholders	6,468,600	10.00	64,686,000
Previous GoGreen public shareholders	1,527,554	10.00	15,275,540
Total	7,996,154		79,961,540
Fair value of GoGreen net assets			(3,104,056)
SPAC Transaction expense			76,857,484
The BCA was signed concurrent to the closing of the PIPE transaction.
Prior to Closing, the SPAC incurred 94.47% of redemptions from public shareholders following a redemption vote deadline of June 27, 2023, leaving 1,527,554 residual shares in trust. At Closing, Lifezone acquired GoGreen and former GoGreen shareholders received the number of Lifezone Ordinary Shares and Warrants equal to their former holdings of GoGreen shares and warrants. The outstanding Warrants formerly associated with GoGreen are therefore recognized in Lifezone’s subsequently reported financial position.
Immediately prior to Closing, holders of all outstanding Lifezone Holdings options (18,054 in total) and RSUs (30,000 in total) elected to exercise or settle, respectively, their options and RSUs for Lifezone Holdings shares. All outstanding Lifezone Holdings shares were subsequently exchanged for shares in Lifezone Metals at July 6, 2023 at a ratio of c. 94:1.
The SPAC Transaction had a significant impact on Lifezone’s capital structure and operating results. The most significant change in Lifezone’s reported financial positions is an approximate increase in cash and cash equivalents of $73.3 million from proceeds from the PIPE transaction consummated substantially simultaneously with the SPAC Transaction and $16.5 million GoGreen cash (post redemptions, but before paying all existing GoGreen liabilities), resulting in $86.6 million gross proceeds for Lifezone before listing and equity issuance costs.
As a result of the SPAC Transaction, Lifezone Metals as the new parent company, became a United States Securities and Exchange Commission ("SEC") registered Foreign Private Issuer ("FPI") listed on the NYSE, which requires implementing procedures and processes to address public company regulatory requirements and customary practices.
Following Closing, but prior to the completion of the acquisition of Simulus on July 18, 2023, as described in detail below, Lifezone shareholders comprised all prior shareholders of Lifezone Holdings, prior shareholders of GoGreen (including its public shareholders post-redemptions and Sponsor shareholders) and all PIPE Investors resulting in Lifezone having a total of 77,693,602 shares issued and outstanding.
Pursuant to earnout arrangements under the BCA, former Lifezone Holdings and Sponsor shareholder will receive additional shares in Lifezone Metals if the daily Volume-Weighted Average Price ("VWAP") of shares in Lifezone equals or exceeds (i) $14.00 per share for any 20 Trading Days within a 30-Trading Day period (Trigger Event 1) and (ii) $16.00 for any 20 Trading Days within a 30-Trading Day period (Trigger Event 2). Of the total shares issued and outstanding, 1,725,000 shares are issued but held in escrow and relate to the Sponsor earnouts, which are subject to the occurrence of the two trigger events. Further information on the accounting earnouts is provided in Note 25.
Lifezone’s Form F-1 registration statement became effective on September 29, 2023, registering the resale of certain Lifezone Ordinary Shares and (private) Warrants owned by certain previous Lifezone Holdings Shareholders, the Sponsor shareholders (including its limited partners), PIPE Investors and the sellers of the Simulus business. Pursuant to the BCA, a 180-day lock-up period following the Closing Date applies to (i) 5,133,600 Lifezone Ordinary Shares, and 667,500 Warrants received by the Sponsor shareholders and (ii) the Lifezone shares received by the previous Lifezone Holdings Shareholders who owned 1.5% or more of the outstanding Lifezone Holdings shares prior to the Closing Date, in each case, subject to certain exceptions. 1,335,000 Lifezone shares received by the Sponsor shareholders were subject to a 60-day lock-up from the Closing Date.
Lifezone’s shareholdings at the time of the Closing are summarized below. The table below excludes shares issued at the completion of the acquisition of Simulus which was completed on July 18, 2023, as discussed in Note 28.

Shareholders	Shares At Closing	% At Closing	Shares (Fully Diluted)	Fully Diluted %
Previous Lifezone Holdings shareholders	62,680,131	80.7%	62,680,131	52.7%
Previous GoGreen Sponsor shareholders	6,468,600	8.3%	6,468,600	5.4%
Previous GoGreen public shareholders	1,527,554	2.0%	1,527,554	1.3%
PIPE Investors	7,017,317	9.0%	7,017,317	5.9%
Total	77,693,602	100.0%	77,693,602	65.3%

Warrants ($11.50 Exercise Share Price)
Previous GoGreen Public Warrants			13,800,000	11.6%
Previous GoGreen Sponsor warrants			667,500	0.6%
Total			14,467,500	12.2%

Earnout Trigger Event 1 ($14.00 per Share)
Previous Lifezone Holdings shareholders			12,536,026	10.5%
Previous GoGreen Sponsor shareholders			862,500	0.7%
Total			13,398,526	11.3%

Earnout Trigger Event 2 ($16.00 per Share)
Previous Lifezone Holdings shareholders			12,536,026	10.5%
Previous GoGreen Sponsor shareholders			862,500	0.7%
Total			13,398,526	11.3%

Fully Diluted Total			118,958,154	100.0%
Simulus acquisition
On March 3, 2023, Lifezone Asia-Pacific Pty Ltd ("LZAP"), a wholly owned subsidiary of Lifezone, signed a share sale agreement with the shareholders of Simulus, a leading hydrometallurgical laboratory and engineering company located in Perth, Australia.
The transaction formally closed on July 18, 2023, for a total consideration of $14.53 million comprising a $1.0 million deposit paid on March 27, 2023, a cash consideration of $7.5 million paid on closing and 500,000 shares in Lifezone. The vendors were restricted from disposing of, transferring, or assigning their consideration shares for a period of six months from the completion of the Simulus acquisition.
Further information on the accounting of the Simulus acquisition is provided in Note 28.
Issuance of unsecured convertible debentures
On March 27, 2024, Lifezone completed a $50.0 million non-brokered private placement of unsecured convertible debentures.
Further information on the accounting of the convertible debenture transaction is provided in Note 22.